SCHEDULE H - PART IV, LINE 4(i) - SCHEDULE OF ASSETS HELD (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-0890210
Plan number	001
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 22,126,532
Unsettled Sales & Purchases	(471)
Cash	0
PARTICIPANT LOANS	124,295
TOTAL INVESTMENTS PER FORM 5500	$ 22,250,827
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	2.23%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.25%
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,739,578
Fidelity Brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	689,002
Stable Value Funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	0
Other Collective Investment Funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	15,811,760
Corporate debt instruments
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	200,527
Mortgage Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	282,332
U.S. Government and agency obligations
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	104,105
Asset-Backed Securities
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	51,575
Unsettled Sales & Purchases
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	17,252
Separate Account(DODGE& COX)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	668,430
Guaranteed Investment Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	56,314
Security-Backed Investment Contracts (SBICs) (synthetic GICs)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	159,738
Stable Value Separate Account (PUTNAM)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 217,762
Investment, Identifier [Axis]: Asset-Backed Securities | ECMC GROUP STUDENT LN TR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,489,830
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,509
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CRDT AUTO OWNER TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.09%
Number of Shares/Units (in shares) | shares	2,576,135
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,598
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CREDIT AUTO OWNER TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.52%
Number of Shares/Units (in shares) | shares	3,825,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,886
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CREDIT AUTO OWNER TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Number of Shares/Units (in shares) | shares	1,876,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,913
Investment, Identifier [Axis]: Asset-Backed Securities | HONDA AUTO RECEIVABLES OWNER TRUS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.57%
Number of Shares/Units (in shares) | shares	1,972,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,994
Investment, Identifier [Axis]: Asset-Backed Securities | HONDA AUTO RECEIVABLES OWNER TRUS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.64%
Number of Shares/Units (in shares) | shares	1,841,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,873
Investment, Identifier [Axis]: Asset-Backed Securities | HYUNDAI AUTO RECEIVABLES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.41%
Number of Shares/Units (in shares) | shares	1,942,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,957
Investment, Identifier [Axis]: Asset-Backed Securities | NAVIENT STUDENT LOAN TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,139,018
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,212
Investment, Identifier [Axis]: Asset-Backed Securities | NAVIENT STUDENT LOAN TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,117,280
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,164
Investment, Identifier [Axis]: Asset-Backed Securities | NISSAN AUTO RECEIVABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.34%
Number of Shares/Units (in shares) | shares	1,603,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,611
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	499
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 0
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	712
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.07%
Number of Shares/Units (in shares) | shares	1,718
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,080
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,763
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4
Investment, Identifier [Axis]: Asset-Backed Securities | SBAP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,144
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3
Investment, Identifier [Axis]: Asset-Backed Securities | SLC STUDENT LN TR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,430,855
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,385
Investment, Identifier [Axis]: Asset-Backed Securities | SLC STUDENT LN TR SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,463,808
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,384
Investment, Identifier [Axis]: Asset-Backed Securities | SLM STUDENT LN TR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,779,910
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,723
Investment, Identifier [Axis]: Asset-Backed Securities | SLM STUDENT LN TR SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,204,615
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,130
Investment, Identifier [Axis]: Asset-Backed Securities | SMB PRIVATE ED LN TR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Number of Shares/Units (in shares) | shares	1,956,140
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,973
Investment, Identifier [Axis]: Asset-Backed Securities | SMB PRIVATE ED LN TR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Number of Shares/Units (in shares) | shares	1,439,385
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,461
Investment, Identifier [Axis]: Asset-Backed Securities | SMB PRIVATE EDUCATION LOAN TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.24%
Number of Shares/Units (in shares) | shares	2,455,570
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,500
Investment, Identifier [Axis]: Asset-Backed Securities | TOYOTA AUTO RECEIVABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.64%
Number of Shares/Units (in shares) | shares	1,208,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,221
Investment, Identifier [Axis]: Asset-Backed Securities | UNION PAC RR CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.176%
Number of Shares/Units (in shares) | shares	64,931
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 69
Investment, Identifier [Axis]: CITIGROUP CAP XIII
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.875%
Number of Shares/Units (in shares) | shares	155,850
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,705
Investment, Identifier [Axis]: Cash & Cash Equivalents | Fidelity | Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,181,015
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,181
Investment, Identifier [Axis]: Cash & Cash Equivalents | State Street Bank & Trust Co | Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,933,704
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7,934
Investment, Identifier [Axis]: Common Stock | Chevron Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,097,309
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,739,578
Investment, Identifier [Axis]: Corporate Debt | AT&T INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.55%
Number of Shares/Units (in shares) | shares	1,900,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,622
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Number of Shares/Units (in shares) | shares	875,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 877
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.593%
Number of Shares/Units (in shares) | shares	650,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 646
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.496%
Number of Shares/Units (in shares) | shares	1,350,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,258
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.846%
Number of Shares/Units (in shares) | shares	3,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,873
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.948%
Number of Shares/Units (in shares) | shares	1,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,014
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.623%
Number of Shares/Units (in shares) | shares	1,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,292
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.836%
Number of Shares/Units (in shares) | shares	1,525,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,538
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.09%
Number of Shares/Units (in shares) | shares	625,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 636
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.501%
Number of Shares/Units (in shares) | shares	600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 613
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.437%
Number of Shares/Units (in shares) | shares	350,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 400
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.829%
Number of Shares/Units (in shares) | shares	925,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 930
Investment, Identifier [Axis]: Corporate Debt | BARCLAYS PLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.49%
Number of Shares/Units (in shares) | shares	575,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 608
Investment, Identifier [Axis]: Corporate Debt | BAT CAPITAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.421%
Number of Shares/Units (in shares) | shares	775,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 855
Investment, Identifier [Axis]: Corporate Debt | BAT CAPITAL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.726%
Number of Shares/Units (in shares) | shares	1,775,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,637
Investment, Identifier [Axis]: Corporate Debt | BAT CAPITAL CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.742%
Number of Shares/Units (in shares) | shares	900,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 909
Investment, Identifier [Axis]: Corporate Debt | BAYER US FIN II LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Number of Shares/Units (in shares) | shares	1,100,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,101
Investment, Identifier [Axis]: Corporate Debt | BAYER US FIN LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.25%
Number of Shares/Units (in shares) | shares	600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 631
Investment, Identifier [Axis]: Corporate Debt | BAYER US FIN LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.375%
Number of Shares/Units (in shares) | shares	1,477,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,579
Investment, Identifier [Axis]: Corporate Debt | BAYER US FIN LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 433
Investment, Identifier [Axis]: Corporate Debt | BNP PARIBAS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.588%
Number of Shares/Units (in shares) | shares	1,975,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,786
Investment, Identifier [Axis]: Corporate Debt | BNP PARIBAS 1 | 05/12/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Number of Shares/Units (in shares) | shares	2,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,000
Investment, Identifier [Axis]: Corporate Debt | BNP PARIBAS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.786%
Number of Shares/Units (in shares) | shares	625,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 656
Investment, Identifier [Axis]: Corporate Debt | BNP PARIBAS 2 | 03/13/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Number of Shares/Units (in shares) | shares	600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 603
Investment, Identifier [Axis]: Corporate Debt | BNP PARIBAS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.085%
Number of Shares/Units (in shares) | shares	1,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,021
Investment, Identifier [Axis]: Corporate Debt | BOSTON PROPERTIES LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Number of Shares/Units (in shares) | shares	2,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,274
Investment, Identifier [Axis]: Corporate Debt | BOSTON PROPERTIES LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 446
Investment, Identifier [Axis]: Corporate Debt | BOSTON PROPERTIES LP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Number of Shares/Units (in shares) | shares	1,450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,404
Investment, Identifier [Axis]: Corporate Debt | BOSTON PROPERTIES LP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	700,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 754
Investment, Identifier [Axis]: Corporate Debt | CAPITAL ONE FIN CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.927%
Number of Shares/Units (in shares) | shares	825,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 835
Investment, Identifier [Axis]: Corporate Debt | CAPITAL ONE FIN CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.624%
Number of Shares/Units (in shares) | shares	2,225,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,515
Investment, Identifier [Axis]: Corporate Debt | CAPITAL ONE FIN CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Number of Shares/Units (in shares) | shares	1,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,092
Investment, Identifier [Axis]: Corporate Debt | CCO HLDGS LLC/CAP CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	3,875,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,392
Investment, Identifier [Axis]: Corporate Debt | CCO HLDGS LLC/CAP CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	1,505,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,351
Investment, Identifier [Axis]: Corporate Debt | CEMEX SAB DE CV 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Number of Shares/Units (in shares) | shares	1,650,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,671
Investment, Identifier [Axis]: Corporate Debt | CEMEX SAB DE CV 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Number of Shares/Units (in shares) | shares	925,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 937
Investment, Identifier [Axis]: Corporate Debt | CEMEX SAB DE CV 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.875%
Number of Shares/Units (in shares) | shares	700,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 669
Investment, Identifier [Axis]: Corporate Debt | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,180,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,109
Investment, Identifier [Axis]: Corporate Debt | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,575,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,121
Investment, Identifier [Axis]: Corporate Debt | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,088
Investment, Identifier [Axis]: Corporate Debt | CIGNA GROUP (THE) 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 454
Investment, Identifier [Axis]: Corporate Debt | CIGNA GROUP (THE) 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.875%
Number of Shares/Units (in shares) | shares	234,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 245
Investment, Identifier [Axis]: Corporate Debt | CIGNA GROUP (THE) 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.40%
Number of Shares/Units (in shares) | shares	1,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 928
Investment, Identifier [Axis]: Corporate Debt | COMCAST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Number of Shares/Units (in shares) | shares	650,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 666
Investment, Identifier [Axis]: Corporate Debt | COX COMMUNICATIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.35%
Number of Shares/Units (in shares) | shares	775,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 771
Investment, Identifier [Axis]: Corporate Debt | COX COMMUNICATIONS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 395
Investment, Identifier [Axis]: Corporate Debt | COX COMMUNICATIONS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.80%
Number of Shares/Units (in shares) | shares	675,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 591
Investment, Identifier [Axis]: Corporate Debt | COX COMMUNICATIONS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Number of Shares/Units (in shares) | shares	1,325,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,363
Investment, Identifier [Axis]: Corporate Debt | COX COMMUNICATIONS INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.70%
Number of Shares/Units (in shares) | shares	1,100,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,109
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.78%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 425
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 397
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Number of Shares/Units (in shares) | shares	275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 269
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Number of Shares/Units (in shares) | shares	1,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,027
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Number of Shares/Units (in shares) | shares	325,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 339
Investment, Identifier [Axis]: Corporate Debt | CVS HEALTH CORP 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	2,400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,518
Investment, Identifier [Axis]: Corporate Debt | DILLARDS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.75%
Number of Shares/Units (in shares) | shares	210,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 213
Investment, Identifier [Axis]: Corporate Debt | DILLARDS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.75%
Number of Shares/Units (in shares) | shares	125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 129
Investment, Identifier [Axis]: Corporate Debt | DILLARDS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	280,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 294
Investment, Identifier [Axis]: Corporate Debt | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Number of Shares/Units (in shares) | shares	1,850,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,901
Investment, Identifier [Axis]: Corporate Debt | ELANCO ANIMAL HEALTH INC VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	975,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,019
Investment, Identifier [Axis]: Corporate Debt | ELEVANCE HEALTH INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Number of Shares/Units (in shares) | shares	875,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 903
Investment, Identifier [Axis]: Corporate Debt | ELEVANCE HEALTH INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Number of Shares/Units (in shares) | shares	750,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 765
Investment, Identifier [Axis]: Corporate Debt | ENEL FINANCE INTL NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	825,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 867
Investment, Identifier [Axis]: Corporate Debt | ENEL FINANCE INTL NV 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Number of Shares/Units (in shares) | shares	1,125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,145
Investment, Identifier [Axis]: Corporate Debt | FIBERCOP SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.20%
Number of Shares/Units (in shares) | shares	318,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 316
Investment, Identifier [Axis]: Corporate Debt | FIBERCOP SPA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.721%
Number of Shares/Units (in shares) | shares	859,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 861
Investment, Identifier [Axis]: Corporate Debt | FORD MOTOR CREDIT CO LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.70%
Number of Shares/Units (in shares) | shares	925,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 916
Investment, Identifier [Axis]: Corporate Debt | FORD MOTOR CREDIT CO LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.35%
Number of Shares/Units (in shares) | shares	1,850,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,931
Investment, Identifier [Axis]: Corporate Debt | FORD MOTOR CREDIT CO LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.80%
Number of Shares/Units (in shares) | shares	1,575,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,643
Investment, Identifier [Axis]: Corporate Debt | FORD MOTOR CREDIT CO LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.798%
Number of Shares/Units (in shares) | shares	1,350,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,416
Investment, Identifier [Axis]: Corporate Debt | FORD MOTOR CREDIT CO LLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.542%
Number of Shares/Units (in shares) | shares	1,144,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,142
Investment, Identifier [Axis]: Corporate Debt | GE HEALTHCARE TECHNOLOGIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Number of Shares/Units (in shares) | shares	625,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 639
Investment, Identifier [Axis]: Corporate Debt | GE HEALTHCARE TECHNOLOGIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.905%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 862
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.727%
Number of Shares/Units (in shares) | shares	1,175,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,228
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.937%
Number of Shares/Units (in shares) | shares	1,150,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,163
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.218%
Number of Shares/Units (in shares) | shares	875,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 904
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.615%
Number of Shares/Units (in shares) | shares	1,775,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,765
Investment, Identifier [Axis]: Corporate Debt | HCA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Number of Shares/Units (in shares) | shares	1,450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,413
Investment, Identifier [Axis]: Corporate Debt | HCA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Number of Shares/Units (in shares) | shares	975,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,007
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	1,360,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,514
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	1,300,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,426
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.357%
Number of Shares/Units (in shares) | shares	1,100,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,000
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.762%
Number of Shares/Units (in shares) | shares	1,525,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,516
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.755%
Number of Shares/Units (in shares) | shares	1,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,286
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	8.113%
Number of Shares/Units (in shares) | shares	350,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 410
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.254%
Number of Shares/Units (in shares) | shares	1,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,142
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.24%
Number of Shares/Units (in shares) | shares	700,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 721
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 373
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.875%
Number of Shares/Units (in shares) | shares	1,200,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,176
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.125%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 823
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	850,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 881
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Number of Shares/Units (in shares) | shares	425,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 444
Investment, Identifier [Axis]: Corporate Debt | IMPERIAL BRANDS FINANCE PLC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	1,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,058
Investment, Identifier [Axis]: Corporate Debt | JAPAN TOBACCO INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 382
Investment, Identifier [Axis]: Corporate Debt | JAPAN TOBACCO INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.21%
Number of Shares/Units (in shares) | shares	525,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 545
Investment, Identifier [Axis]: Corporate Debt | JAPAN TOBACCO INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.856%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 400
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.739%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 759
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.522%
Number of Shares/Units (in shares) | shares	900,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 838
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.956%
Number of Shares/Units (in shares) | shares	5,770,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,443
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.717%
Number of Shares/Units (in shares) | shares	1,225,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,295
Investment, Identifier [Axis]: Corporate Debt | KINDER MORGAN ENERGY PTNRS LP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.95%
Number of Shares/Units (in shares) | shares	325,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 365
Investment, Identifier [Axis]: Corporate Debt | KINDER MORGAN ENERGY PTNRS LP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	925,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 998
Investment, Identifier [Axis]: Corporate Debt | KINDER MORGAN INC DEL
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Number of Shares/Units (in shares) | shares	725,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 727
Investment, Identifier [Axis]: Corporate Debt | LLOYDS BANKING GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.953%
Number of Shares/Units (in shares) | shares	2,400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,792
Investment, Identifier [Axis]: Corporate Debt | LLOYDS BANKING GROUP PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.818%
Number of Shares/Units (in shares) | shares	625,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 635
Investment, Identifier [Axis]: Corporate Debt | LLOYDS BANKING GROUP PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Number of Shares/Units (in shares) | shares	1,500,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,502
Investment, Identifier [Axis]: Corporate Debt | MARS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Number of Shares/Units (in shares) | shares	300,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 302
Investment, Identifier [Axis]: Corporate Debt | MARS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 456
Investment, Identifier [Axis]: Corporate Debt | MARS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Number of Shares/Units (in shares) | shares	1,600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,635
Investment, Identifier [Axis]: Corporate Debt | META PLATFORMS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Number of Shares/Units (in shares) | shares	425,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 428
Investment, Identifier [Axis]: Corporate Debt | META PLATFORMS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.875%
Number of Shares/Units (in shares) | shares	475,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 474
Investment, Identifier [Axis]: Corporate Debt | NATWEST GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.892%
Number of Shares/Units (in shares) | shares	825,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 839
Investment, Identifier [Axis]: Corporate Debt | NATWEST GROUP PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.642%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 791
Investment, Identifier [Axis]: Corporate Debt | NATWEST GROUP PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.016%
Number of Shares/Units (in shares) | shares	2,425,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,601
Investment, Identifier [Axis]: Corporate Debt | NATWEST GROUP PLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.475%
Number of Shares/Units (in shares) | shares	650,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 682
Investment, Identifier [Axis]: Corporate Debt | NEXTERA ENERGY CAP HLDGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 809
Investment, Identifier [Axis]: Corporate Debt | NEXTERA ENERGY CAP HLDGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Number of Shares/Units (in shares) | shares	1,600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,640
Investment, Identifier [Axis]: Corporate Debt | NEXTERA ENERGY CAP HLDGS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Number of Shares/Units (in shares) | shares	450,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 458
Investment, Identifier [Axis]: Corporate Debt | NEXTERA ENERGY CAP HLDGS INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Number of Shares/Units (in shares) | shares	1,900,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,960
Investment, Identifier [Axis]: Corporate Debt | NORDSTROM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.95%
Number of Shares/Units (in shares) | shares	125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 129
Investment, Identifier [Axis]: Corporate Debt | ORACLE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Number of Shares/Units (in shares) | shares	1,125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,103
Investment, Identifier [Axis]: Corporate Debt | ORACLE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Number of Shares/Units (in shares) | shares	525,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 528
Investment, Identifier [Axis]: Corporate Debt | PETROLEOS MEXICANOS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.625%
Number of Shares/Units (in shares) | shares	2,350,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,225
Investment, Identifier [Axis]: Corporate Debt | PETROLEOS MEXICANOS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.70%
Number of Shares/Units (in shares) | shares	3,237,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,228
Investment, Identifier [Axis]: Corporate Debt | PETROLEOS MEXICANOS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Number of Shares/Units (in shares) | shares	725,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 595
Investment, Identifier [Axis]: Corporate Debt | PETROLEOS MEXICANOS 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.69%
Number of Shares/Units (in shares) | shares	8,025,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7,193
Investment, Identifier [Axis]: Corporate Debt | PHILIP MORRIS INTL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Number of Shares/Units (in shares) | shares	1,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,085
Investment, Identifier [Axis]: Corporate Debt | PHILIP MORRIS INTL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.375%
Number of Shares/Units (in shares) | shares	900,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 941
Investment, Identifier [Axis]: Corporate Debt | PHILIP MORRIS INTL INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.875%
Number of Shares/Units (in shares) | shares	150,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 154
Investment, Identifier [Axis]: Corporate Debt | PHILIP MORRIS INTL INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.125%
Number of Shares/Units (in shares) | shares	150,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 155
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV (01/21/2030 144A)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.68%
Number of Shares/Units (in shares) | shares	200,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 192
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Number of Shares/Units (in shares) | shares	2,100,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,114
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.832%
Number of Shares/Units (in shares) | shares	1,173,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 788
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.061%
Number of Shares/Units (in shares) | shares	3,075,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,792
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.193%
Number of Shares/Units (in shares) | shares	775,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 743
Investment, Identifier [Axis]: Corporate Debt | PROSUS NV 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.987%
Number of Shares/Units (in shares) | shares	1,500,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,193
Investment, Identifier [Axis]: Corporate Debt | RIO OIL FINANCE TR SER
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	8.20%
Number of Shares/Units (in shares) | shares	1,180,850
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,217
Investment, Identifier [Axis]: Corporate Debt | RIO OIL FINANCE TRUST SERIES
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	9.75%
Number of Shares/Units (in shares) | shares	367,999
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 378
Investment, Identifier [Axis]: Corporate Debt | RTX CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 404
Investment, Identifier [Axis]: Corporate Debt | RTX CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.10%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 410
Investment, Identifier [Axis]: Corporate Debt | SCHWAB CHARLES CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.643%
Number of Shares/Units (in shares) | shares	1,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,090
Investment, Identifier [Axis]: Corporate Debt | SCHWAB CHARLES CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.853%
Number of Shares/Units (in shares) | shares	200,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 214
Investment, Identifier [Axis]: Corporate Debt | SCHWAB CHARLES CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.136%
Number of Shares/Units (in shares) | shares	750,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 817
Investment, Identifier [Axis]: Corporate Debt | SCHWAB CHARLES CORP 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.196%
Number of Shares/Units (in shares) | shares	1,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,348
Investment, Identifier [Axis]: Corporate Debt | SOUTHERN COMPANY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Number of Shares/Units (in shares) | shares	1,125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,109
Investment, Identifier [Axis]: Corporate Debt | SOUTHERN COMPANY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Number of Shares/Units (in shares) | shares	675,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 687
Investment, Identifier [Axis]: Corporate Debt | SOUTHERN COMPANY STEP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,825,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,854
Investment, Identifier [Axis]: Corporate Debt | SOUTHERN COMPANY T
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,875,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,874
Investment, Identifier [Axis]: Corporate Debt | SYNOPSYS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Number of Shares/Units (in shares) | shares	225,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 228
Investment, Identifier [Axis]: Corporate Debt | SYNOPSYS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Number of Shares/Units (in shares) | shares	1,090,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,113
Investment, Identifier [Axis]: Corporate Debt | SYNOPSYS INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Number of Shares/Units (in shares) | shares	475,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 485
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.375%
Number of Shares/Units (in shares) | shares	375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 336
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.875%
Number of Shares/Units (in shares) | shares	1,175,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,155
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.375%
Number of Shares/Units (in shares) | shares	1,225,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,194
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	1,125,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,076
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.55%
Number of Shares/Units (in shares) | shares	550,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 502
Investment, Identifier [Axis]: Corporate Debt | T-MOBILE USA INC 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Number of Shares/Units (in shares) | shares	800,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 538
Investment, Identifier [Axis]: Corporate Debt | TIME WARNER CABLE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.30%
Number of Shares/Units (in shares) | shares	400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 428
Investment, Identifier [Axis]: Corporate Debt | TRANSCANADA TRUST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.875%
Number of Shares/Units (in shares) | shares	2,762,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,765
Investment, Identifier [Axis]: Corporate Debt | TRANSCANADA TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Number of Shares/Units (in shares) | shares	2,400,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,400
Investment, Identifier [Axis]: Corporate Debt | TRANSCANADA TRUST 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	2,225,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,208
Investment, Identifier [Axis]: Corporate Debt | UBS GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.959%
Number of Shares/Units (in shares) | shares	2,050,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,185
Investment, Identifier [Axis]: Corporate Debt | UBS GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.327%
Number of Shares/Units (in shares) | shares	250,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 255
Investment, Identifier [Axis]: Corporate Debt | UBS GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.246%
Number of Shares/Units (in shares) | shares	1,175,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,237
Investment, Identifier [Axis]: Corporate Debt | UBS GROUP AG 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.301%
Number of Shares/Units (in shares) | shares	1,575,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,718
Investment, Identifier [Axis]: Corporate Debt | ULTRAPAR INTERNATIONL SA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Number of Shares/Units (in shares) | shares	700,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 697
Investment, Identifier [Axis]: Corporate Debt | ULTRAPAR INTERNATIONL SA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Number of Shares/Units (in shares) | shares	286,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 284
Investment, Identifier [Axis]: Corporate Debt | UNICREDIT SPA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.296%
Number of Shares/Units (in shares) | shares	2,300,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,466
Investment, Identifier [Axis]: Corporate Debt | UNICREDIT SPA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.459%
Number of Shares/Units (in shares) | shares	2,550,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,599
Investment, Identifier [Axis]: Corporate Debt | UNION PAC RR CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.866%
Number of Shares/Units (in shares) | shares	15,814
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 16
Investment, Identifier [Axis]: Corporate Debt | UNUM GROUP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.25%
Number of Shares/Units (in shares) | shares	185,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 194
Investment, Identifier [Axis]: Corporate Debt | UNUM GROUP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Number of Shares/Units (in shares) | shares	75,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 80
Investment, Identifier [Axis]: Corporate Debt | VERIZON COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Number of Shares/Units (in shares) | shares	1,925,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,694
Investment, Identifier [Axis]: Corporate Debt | VODAFONE GROUP PLC USSW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,375,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,457
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.10%
Number of Shares/Units (in shares) | shares	675,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 675
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.393%
Number of Shares/Units (in shares) | shares	725,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 708
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.35%
Number of Shares/Units (in shares) | shares	600,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 560
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.897%
Number of Shares/Units (in shares) | shares	1,275,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,295
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.389%
Number of Shares/Units (in shares) | shares	1,075,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,118
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.198%
Number of Shares/Units (in shares) | shares	1,000,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,030
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Number of Shares/Units (in shares) | shares	625,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 630
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | CA ST 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.55%
Number of Shares/Units (in shares) | shares	850,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,032
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | CA ST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.30%
Number of Shares/Units (in shares) | shares	410,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 477
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | CA ST 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.35%
Number of Shares/Units (in shares) | shares	1,005,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,175
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | CA ST 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.625%
Number of Shares/Units (in shares) | shares	785,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 946
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | COLOMBIA REPUBLIC OF 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.125%
Number of Shares/Units (in shares) | shares	1,250,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,084
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | COLOMBIA REPUBLIC OF 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.75%
Number of Shares/Units (in shares) | shares	250,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 261
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | COLOMBIA REPUBLIC OF 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.375%
Number of Shares/Units (in shares) | shares	1,325,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,399
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | IL ST TAXMUNI
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Number of Shares/Units (in shares) | shares	4,602,696
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,717
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | NEW JERSEY ST TPK AUTH TPK REVBUILD AMERICA BONDS-
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,470,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,717
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.875%
Number of Shares/Units (in shares) | shares	6,345,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,434
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	1,066,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 763
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.625%
Number of Shares/Units (in shares) | shares	2,960,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,394
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.125%
Number of Shares/Units (in shares) | shares	20,838,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 18,447
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Number of Shares/Units (in shares) | shares	15,504,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 14,017
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	10,506,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,909
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.625%
Number of Shares/Units (in shares) | shares	1,352,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,305
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UNITED STATES TREASURY BOND 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Number of Shares/Units (in shares) | shares	1,986,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,952
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UST NOTES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Number of Shares/Units (in shares) | shares	12,149,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 12,236
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | UST NOTES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	9,612,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,474
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | USTN TII 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Number of Shares/Units (in shares) | shares	2,610,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,231
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | USTN TII 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.125%
Number of Shares/Units (in shares) | shares	736,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 702
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | USTN TII 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.375%
Number of Shares/Units (in shares) | shares	1,835,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,798
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | USTPRIN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	43,165,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 10,995
Investment, Identifier [Axis]: Government Securities (Municipal Bonds & U.S. Govt & Foreign Obligations) | USTPRIN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	2,762,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 640
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Athene Annuity and Life Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.84%
Number of Shares/Units (in shares) | shares	5,133,843
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,134
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Lincoln National Life Insurance Co. 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.87%
Number of Shares/Units (in shares) | shares	11,555,284
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11,555
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Lincoln National Life Insurance Co. 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.93%
Number of Shares/Units (in shares) | shares	5,766,798
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,767
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Metropolitan Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Number of Shares/Units (in shares) | shares	5,747,264
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,747
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Minnesota Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.60%
Number of Shares/Units (in shares) | shares	11,461,910
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11,462
Investment, Identifier [Axis]: Guaranteed Investment Contracts | Principal Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.86%
Number of Shares/Units (in shares) | shares	11,514,730
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11,515
Investment, Identifier [Axis]: Guaranteed Investment Contracts | United of Omaha Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.82%
Number of Shares/Units (in shares) | shares	5,134,219
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,134
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	10,452,951
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,335
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	1,293,250
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,196
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	2,985,223
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,741
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	1,688,315
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,596
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	2,221,842
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,027
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	884,082
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 775
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT CSTR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,459,930
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 18
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT CSTR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,121,998
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 17
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT CSTR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,685,139
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 39
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,881,433
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 323
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT VAR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	135,551
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 135
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT VAR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	272,472
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 275
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT VAR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	544,696
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT VAR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	207,045
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 0
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL HOME LN MTG MLT CTF GT X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,157,393
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 371
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	1,623,975
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,490
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Number of Shares/Units (in shares) | shares	52,334
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 52
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	301,283
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 299
Investment, Identifier [Axis]: Mortgage Backed Securities | FEDERAL NAT MTG ASN GTD REM PA SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	147,345
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 145
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG (03/01/2038#)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	12,739
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 14
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG (1/38 #G06238)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	11,170
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 12
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG (2/39 #G06570)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	13,113
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 14
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	8,517
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	156,275
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 156
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	253,915
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 250
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	1,595
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	776
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	714,352
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 704
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	9,860,843
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8,832
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 16
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	1,341,401
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,198
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	12,098,746
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11,850
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 18
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	2,940,925
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,883
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	3,559,914
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,070
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	5,917
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 2 (11/38 #G05603)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	3,184
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	1,379,554
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,283
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 21
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	15,093,244
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 13,978
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 22
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	9,956,387
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,512
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	10,377,767
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9,611
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 24
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	6,704,013
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6,390
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	31,412,096
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 29,960
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 26
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	3,749,188
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,566
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 27
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	6,914,150
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6,783
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 28
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	411,191
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 410
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 29
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	308,665
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 308
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	280,449
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 294
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 3 (07/01/2035#)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	10,874
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 30
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	264,359
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 264
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 31
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	1,279,982
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,282
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 32
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	1,900,064
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,760
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 33
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	2,134,153
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,034
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 34
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	10,274,558
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8,831
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	8,394,005
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7,811
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 36
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Number of Shares/Units (in shares) | shares	2,189,905
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,913
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	18,285
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 19
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 5 | 10/26 #G30305
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	437
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	143,514
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 152
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	234,259
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 243
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	217,071
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 218
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLG 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	201,362
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 202
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	1,644,295
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,570
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	6,501,845
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6,451
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM (1/36 #1H2581)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.37%
Number of Shares/Units (in shares) | shares	4,961
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 1 | 9/33 #1B1150
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.326%
Number of Shares/Units (in shares) | shares	7,513
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.54%
Number of Shares/Units (in shares) | shares	42,063
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 44
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	43,974
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 45
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	21,192
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 22
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.896%
Number of Shares/Units (in shares) | shares	64,755
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 67
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	135,947
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 140
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	296,311
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 305
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 16
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.37%
Number of Shares/Units (in shares) | shares	6,993
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	58,798
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 60
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 2 (3/37 #1G2667)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.60%
Number of Shares/Units (in shares) | shares	4,846
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 2 | 4/36 #847671
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.74%
Number of Shares/Units (in shares) | shares	4,373
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.31%
Number of Shares/Units (in shares) | shares	8,277
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.23%
Number of Shares/Units (in shares) | shares	1,544
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.93%
Number of Shares/Units (in shares) | shares	2,594
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.91%
Number of Shares/Units (in shares) | shares	421
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 0
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.09%
Number of Shares/Units (in shares) | shares	5,579
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	46,958
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 49
Investment, Identifier [Axis]: Mortgage Backed Securities | FHLM ARM 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.43%
Number of Shares/Units (in shares) | shares	3,213
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3
Investment, Identifier [Axis]: Mortgage Backed Securities | FHR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,206
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA (#AL4165)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	349,176
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 351
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA (02/01/2041#BF0199)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	1,251,647
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,256
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA (06/01/2048#BJ9262)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	478,526
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 475
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	11,734
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 12
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 1 | 11/37 #256985
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	8,544
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	2,246,832
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,204
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 10 | 02/01/2046#AL9128
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	65,031
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 65
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	1,955,151
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,826
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 11 | #AL9407
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	93,562
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 94
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	3,248,469
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,807
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 12 | 07/46#AL8816
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	241,306
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 241
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	9,447,168
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8,096
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 13 | 10/45#AZ4765
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	1,450,379
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,404
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	5,051,513
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,700
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 14 | 2/33 #677709
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	10,206
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 11
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Number of Shares/Units (in shares) | shares	2,234,446
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,063
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 15 | 2/34 #725206
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	4,262
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 16
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	4,538,698
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,446
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 16 | 3/34 #725228
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	49,283
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 51
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	6,852
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 17 | 3/34 #725330
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	65,902
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 69
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 18
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	12,946
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 13
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 18 | 12/32 #735415
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	25,753
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 27
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	8,352
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 19 | 6/35 #745398
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	6,649
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 2 | 2/38 #310048
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	5,060
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	5,983
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 20 | 4/34 #745942
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	8,990
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 9
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 21
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	5,062
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 22
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Number of Shares/Units (in shares) | shares	20,573
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 22
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	5,083
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 24
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	69,322
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 72
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	45,802
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 46
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 26
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	377,953
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 379
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 27
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	249,547
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 249
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 28
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	350,829
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 350
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 29
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	199,857
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 199
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	267,102
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 267
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 3 | #AL5441
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	186,475
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 187
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 30
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	337,975
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 330
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 31
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Number of Shares/Units (in shares) | shares	143,575
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 146
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 32
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	90,617
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 90
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 33
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	1,288,226
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,193
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 34
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	1,732,062
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,652
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 35
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	6,268,366
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,805
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 36
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	5,384,967
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4,987
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 37
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	1,869,867
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,834
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 38
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	19,841,875
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 18,924
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 39
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	5,567,352
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,462
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	681,444
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 660
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 4 | 07/01/2042#AL5749
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	224,543
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 225
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 40
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	666,003
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 653
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 41
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	855,258
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 838
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 42
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	5,129,933
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5,010
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 43
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	33,100
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 34
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 44
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	37,216
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 38
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	5,872
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 46
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	6,017
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 47
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	26,171
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 27
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 48
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Number of Shares/Units (in shares) | shares	10,080
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 10
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 49
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	24,846
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 26
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Number of Shares/Units (in shares) | shares	1,680,788
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,606
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 5 | 12/01/2029#AL7205
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	70,357
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 70
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 50
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Number of Shares/Units (in shares) | shares	22,930
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 24
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	259,477
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 258
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 6 | 09/42#AL7306
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	325,288
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 326
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	3,658,415
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,144
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 7 | 09/45#AL7384
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	164,922
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 165
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	4,465,709
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,851
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 8 | 02/46#AL9781
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Number of Shares/Units (in shares) | shares	293,333
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 294
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Number of Shares/Units (in shares) | shares	2,457,272
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,120
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA 9 | 02/01/2031#AL9063
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Number of Shares/Units (in shares) | shares	226,880
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 225
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM (03/01/2048#BM3572)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.331%
Number of Shares/Units (in shares) | shares	506,088
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 520
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.20%
Number of Shares/Units (in shares) | shares	3,972
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 1 | 11/37 #AL0144
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.79%
Number of Shares/Units (in shares) | shares	1,814
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 1 | 12/01/2050#841677
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.37%
Number of Shares/Units (in shares) | shares	1,383,046
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,311
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	40,662
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 42
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.764%
Number of Shares/Units (in shares) | shares	67,954
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 70
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.83%
Number of Shares/Units (in shares) | shares	2,318
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.53%
Number of Shares/Units (in shares) | shares	5,269
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	18,447
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 19
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 2 | 05/01/2052#841408
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.322%
Number of Shares/Units (in shares) | shares	1,704,919
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,566
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 2 | 5.125 10/38 #AL1043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,510
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 3 | 02/44#AL4831
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	92,937
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 96
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 3 | 06/01/2052#841422
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.307%
Number of Shares/Units (in shares) | shares	3,331,280
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,204
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.359%
Number of Shares/Units (in shares) | shares	302,472
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 307
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 4 | 02/01/2044#AL4980
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.99%
Number of Shares/Units (in shares) | shares	51,565
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 53
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.979%
Number of Shares/Units (in shares) | shares	3,564
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 5 | 04/01/2044#AL5129
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.569%
Number of Shares/Units (in shares) | shares	127,785
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 132
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.29%
Number of Shares/Units (in shares) | shares	1,255
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 6 | 10/01/2044#AL5968
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.719%
Number of Shares/Units (in shares) | shares	68,294
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 71
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Number of Shares/Units (in shares) | shares	81,833
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 85
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.031%
Number of Shares/Units (in shares) | shares	58,887
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 61
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.907%
Number of Shares/Units (in shares) | shares	7,260
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8
Investment, Identifier [Axis]: Mortgage Backed Securities | FNMA ARM RFT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,602
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 28
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,927
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,390
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 10
Investment, Identifier [Axis]: Mortgage Backed Securities | FNR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	66,260
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 70
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Number of Shares/Units (in shares) | shares	28,340
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 29
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.50%
Number of Shares/Units (in shares) | shares	5,048
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.50%
Number of Shares/Units (in shares) | shares	3,977
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 4
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,443
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 20
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,305
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 16
Investment, Identifier [Axis]: Mortgage Backed Securities | FNW 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,744
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 5
Investment, Identifier [Axis]: Mortgage Backed Securities | GNR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,398,189
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,402
Investment, Identifier [Axis]: Mortgage Backed Securities | GNR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,747,424
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,741
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG AS REMIC PT SOFR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,189,415
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,198
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	968,922
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 971
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	802,466
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 812
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	867,169
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 872
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	972,104
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 975
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	662,676
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 667
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,112,147
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 2,111
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	487,000
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 491
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,498,054
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3,527
Investment, Identifier [Axis]: Mortgage Backed Securities | GOVERNMENT NAT MTG ASSN HECM TSFR 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,224,629
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,223
Investment, Identifier [Axis]: Mortgage Backed Securities | SBAP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Number of Shares/Units (in shares) | shares	2,624
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 3
Investment, Identifier [Axis]: Mortgage Backed Securities | US DEPT VETS AFF GTD REMI PASS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.50%
Number of Shares/Units (in shares) | shares	5,573
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 6
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock Equity Index Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	438,308,968
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 7,439,769
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock Extended Equity Market Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	126,836,508
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,518,601
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock Government Short-Term Invstmnt Acct C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,008,801,986
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,008,802
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2030 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,270,938
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 438,097
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2035 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,952,620
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 509,945
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2040 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,294,821
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 492,018
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2045 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,226,326
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 541,154
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2050 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,106,244
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 445,554
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2055 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,366,778
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 295,279
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2060 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,909,466
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 159,526
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2065 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,106,299
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 82,224
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index 2070 Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	737,102
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 8,802
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock LifePath Index Retirement Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,632,968
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 548,938
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock MSCI ACWI ex-U.S. Index Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	86,008,705
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 1,325,110
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | BlackRock U.S. Debt Index Account C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,294,033
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 506,931
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | Capital Group EuropPacific Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,723,765
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 296,873
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | EARNEST Partners Small Midcap Core Fund Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,095,333
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 54,323
Investment, Identifier [Axis]: OTHER COLLECTIVE INVESTMENT FUNDS | Principal Diversified Real Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,593,361
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 139,814
Investment, Identifier [Axis]: STABLE VALUE COLLECTIVE INVESTMENT FUNDS | Associated Benefits Corporation Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,488
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 0
Investment, Identifier [Axis]: Security-Backed Investment Contracts | American General Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,837,432
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 25,838
Investment, Identifier [Axis]: Security-Backed Investment Contracts | American General Life Insurance Co. 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.77%
Investment, Identifier [Axis]: Security-Backed Investment Contracts | American United Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Number of Shares/Units (in shares) | shares	20,850,271
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 20,850
Investment, Identifier [Axis]: Security-Backed Investment Contracts | Citibank
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.44%
Number of Shares/Units (in shares) | shares	20,848,782
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 20,849
Investment, Identifier [Axis]: Security-Backed Investment Contracts | Massachusetts Mutual Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,838,041
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 25,838
Investment, Identifier [Axis]: Security-Backed Investment Contracts | Massachusetts Mutual Insurance Co. 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.77%
Investment, Identifier [Axis]: Security-Backed Investment Contracts | New York Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.77%
Number of Shares/Units (in shares) | shares	24,667,201
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 24,667
Investment, Identifier [Axis]: Security-Backed Investment Contracts | Pacific Life Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.44%
Number of Shares/Units (in shares) | shares	20,849,271
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 20,849
Investment, Identifier [Axis]: Security-Backed Investment Contracts | Prudential Insurance Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Number of Shares/Units (in shares) | shares	20,847,334
TOTAL INVESTMENTS PER FINANCIAL STATEMENTS	$ 20,847